Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	The following is a summary of property and equipment:
	December 31
	2023	2022
Office equipment	$250,661	$245,747
Robot assets	2,092,293	3,561,288
Total	2,342,954	3,807,035
Less: accumulated depreciation	(2,294,532)	(430,608)
Property and equipment, net	$48,422	$3,376,427